UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

17605 Wright Street  Omaha, Nebraska    68130

(Address of principal executive offices)

(Zip code)

James Ash, Gemini Fund Services, LLC.

450 Wireless Blvd., Hauppauge, NY 11788

             (Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2619

Date of fiscal year end:

9/30

Date of reporting period: 9/30/12

Item 1.  Reports to Stockholders.  [Insert annual report.]

ASCENDANT BALANCED FUND

ASCENDANT MULTICAP EQUITY FUND

Annual Report

September 30, 2012

www.ascendantfunds.com

1 (855) 527-2363

Distributed by Northern Lights Distributors, LLC

Member FINRA

Ascendant Balanced Fund

Ascendant MultiCap Equity Fund

Shareholder Letter

September 30, 2012

The Ascendant Balanced Fund and the Ascendant MultiCap Equity Fund (the "Funds") began trading on October 5, 2011. The MultiCap Equity Fund is a combination of our Large Cap Equity, Small-Mid Cap Equity, Equity Income and Natural Resources Strategies which have previously only been available through our separately managed account products.  The Balanced Fund is a combination of our MultiCap Equity and Fixed Income Composite Strategies which have previously only been available through our separately managed account products structure.  Our proprietary process is built on a bottom up, quantitative approach to investment research and security selection. Although the process is primarily quantitative, the most attractive opportunities are evaluated for qualitative considerations before portfolios are constructed or sell decisions are made.

The Balanced Fund's Class I (ATBIX) results for the period ended September 30, 2012 show an increase in value of 20.87%.  Gains primarily came from equity positions in the consumer discretionary, energy, and information technology sectors.  There were no equity sectors in the portfolio for the period that had negative returns.

The Balanced Fund is tactically allocated based upon the decisions of the Ascendant Advisors Investment Committee.  In addition to the allocation changes mentioned above, the equity allocation was reduced from 70% to 60%, which represents a “neutral” equity position.

The MultiCap Equity Fund's Class I (AEQIX) results for the period ended September 30, 2012 show an increase in value of 26.28%.  Gains primarily came from positions in the consumer discretionary, energy, and information technology sectors.  There were no sectors in the portfolio for the period that had negative returns.

The MultiCap Equity Fund is tactically allocated based upon the decisions of the Ascendant Advisors Investment Committee.  During the year the Committee reduced the allocation to Natural Resources three different times in response to the general global growth slowdown.  As a result the Committee increased the weight to both Large Cap as well as Equity Income.

Regards,

Todd Smurl, CFA

Portfolio Manager

1761-NLD-11/02/2012

Ascendant Balanced Fund
PORTFOLIO REVIEW (Unaudited)
September 30, 2012

The Fund’s performance figures* for the period ending September 30, 2012, compared to its benchmarks:

Inception**- September 30, 2012
Ascendant Balanced Fund Class A Shares	20.41%
Ascendant Balanced Fund Class A Shares with load	13.49%
Ascendant Balanced Fund Class C Shares	19.79%
Ascendant Balanced Fund Class I Shares	20.87%
S&P 500 Total Return Index	28.68%
BofA Merrill Lynch U.S. Corporate & Government Index	6.01%
Blended Benchmark Index***	19.38%

* The performance data quoted here represents past  performance. The performance comparison includes reinvestment of all dividends and distributions and has been adjusted for the Class A maximum applicable sales charge of 5.75%.   Current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results.   The investment return and principal value of an investment will fluctuate so that investors' shares, when redeemed, may be worth more or less than the original cost.     The returns shown do not reflect the deduction of taxes that a shareholder would have to pay on Fund distributions or on the redemption of the Fund shares.  The Fund’s total annual operating expenses, including underlying funds, are 1.73%, 2.48% and 1.48%, respectively, for Class A, Class C and Class I shares per the March 20, 2012 prospectus.  For performance information current to the most recent month-end, please call toll free (855) 527-2363.

** Commencement of operations is October 5, 2011.

The S&P 500  Total Return Index is an unmanaged market capitalization-weighted index which is comprised of 500 of the largest U.S. domiciled companies and includes the reinvestment of all dividends.  Investors cannot invest directly in an index or benchmark.

BofA Merrill Lynch U.S. Corporate & Government Index tracks the performance of U.S. dollar denominated investment grade debt publicly issued in the U.S. domestic market, including U.S. Treasury, U.S. agency, foreign government, supranational and corporate securities.

*** The Blended Benchmark Index represents a blend of 60% S&P 500 Total Return Index and 40% BofA Merrill Lynch U.S. Corporate & Government Index.

Comparison of the Change in Value of a $10,000 Investment

Ascendant Balanced Fund
PORTFOLIO REVIEW (Unaudited) (Continued)
September 30, 2012

The Fund's Top Asset Classes are as follows:

Percent of
Top Ten Asset Class/Industry Sector	Net Assets
Consumer, Non-cyclical	20.1%
Energy	15.5%
Financial	14.9%
Consumer, Cyclical	12.2%
Industrial	11.0%
Technology	6.5%
Funds	4.8%
Communications	3.0%
Basic Materials	2.2%
Utilities	1.3%
Other, Cash & Cash Equivalents	8.5%
100.0%

Ascendant MultiCap Equity Fund
PORTFOLIO REVIEW (Unaudited)
September 30, 2012

The Fund’s performance figures* for the period ending September 30, 2012, compared to its benchmarks:

Inception**- September 30, 2012
Ascendant MultiCap Equity Fund Class A Shares	25.75%
Ascendant MultiCap Equity Fund Class A Shares with load	18.52%
Ascendant MultiCap Equity Fund Class C Shares	25.14%
Ascendant MultiCap Equity Fund Class I Shares	26.28%
S&P Composite 1500 Index	28.60%

* The performance data quoted here represents past  performance. The performance comparison includes reinvestment of all dividends and distributions and has been adjusted for the Class A maximum applicable sales charge of 5.75%.   Current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results.   The investment return and principal value of an investment will fluctuate so that investors' shares, when redeemed, may be worth more or less than the original cost.   The returns shown do not reflect the deduction of taxes that a shareholder would have to pay on Fund distributions or on the redemption of the Fund shares.  The Fund’s total annual operating expenses, including underlying funds, are 1.65%, 2.40% and 1.40%, respectively, for Class A, Class C and Class I shares per the March 20, 2012 prospectus.  For performance information current to the most recent month-end, please call toll free (855) 527-2363.

** Commencement of operations is October 5, 2011.

The S&P Composite 1500 is an investable U.S. equity benchmark.  The S&P Composite 1500 combines three leading indices, the S&P 500, the S&P MidCap 400, and the S&P SmallCap 600 to cover approximately 90% of the U.S. market capitalization. It is designed for investors seeking to replicate the performance of the U.S. equity market or benchmark against a representative universe of tradable stocks.

Comparison of the Change in Value of a $10,000 Investment

Ascendant MultiCap Equity Fund
PORTFOLIO REVIEW (Unaudited) (Continued)
September 30, 2012

The Fund's Top Asset Classes are as follows:

Percent of
Top Ten Asset Class/Industry Sector	Net Assets
Consumer, Non-Cyclical	24.4%
Energy	15.7%
Financial	14.8%
Industrial	11.9%
Consumer, Cyclical	11.4%
Technology	9.8%
Communications	4.9%
Basic Materials	2.5%
Utilities	1.8%
Funds	1.3%
Other, Cash & Cash Equivalents	1.5%
100.0%

Ascendant Balanced Fund
PORTFOLIO OF INVESTMENTS
September 30, 2012
Shares		Value
	COMMON STOCKS - 60.0%
	AEROSPACE & DEFENSE - 1.1%
732	Lockheed Martin Corp.	$ 68,354
730	United Technologies Corp.	57,152
		125,506
	AGRICULTURE - 1.6%
2,019	Philip Morris International, Inc.	181,589

	AIRLINES - 0.3%
977	Alaska Air Group, Inc. *	34,254

	BANKS - 3.4%
3,914	BB&T Corp.	129,788
6,857	FirstMerit Corp.	101,004
1,900	Northern Trust Corp.	88,189
692	Prosperity Bancshares, Inc.	29,493
876	Texas Capital Bancshares, Inc. *	43,546
		392,020
	BIOTECHNOLOGY - 0.3%
603	United Therapeutics Corp. *	33,696

	CHEMICALS - 1.0%
435	Ashland, Inc.	31,146
239	CF Industries Holdings, Inc.	53,115
519	Valspar Corp.	29,116
		113,377
	COMMERCIAL SERVICES - 2.7%
296	Alliance Data Systems Corp. *	42,017
1,081	Automatic Data Processing, Inc.	63,411
1,418	Deluxe Corp.	43,334
1,989	Kelly Services, Inc. - Class A	25,061
208	Mastercard, Inc. - Class A	93,908
594	Wright Express Corp. *	41,414
		309,145
	COMPUTERS - 1.8%
245	Apple, Inc. *	163,479
1,123	Synopsys, Inc. *	37,081
		200,560
	DISTRIBUTION & WHOLESALE - 0.8%
1,565	Genuine Parts Co.	95,512

	DIVERSIFIED FINANCIAL SERVICES - 0.7%
1,367	American Express Co.	77,728

	ELECTRIC - 1.1%
2370	Pinnacle West Capital Corp.	125,136

See accompanying notes to financial statements.
Ascendant Balanced Fund
PORTFOLIO OF INVESTMENTS (Continued)
September 30, 2012
Shares		Value
	ELECTRICAL COMPONENTS & EQUIPMENT - 0.5%
1,033	Belden, Inc.	$ 38,097
622	EnerSys, Inc. *	21,950
		60,047
	ELECTRONICS - 0.9%
756	FEI Co.	40,446
973	Thermo Fisher Scientific, Inc.	57,242
		97,688
	FOOD - 2.3%
3,060	Campbell Soup Co.	106,549
2,792	ConAgra Foods, Inc.	77,031
1,694	Mondelez International, Inc.	70,047
446	Seneca Foods Corp. - Class A*	13,318
		266,945
	HEALTHCARE-PRODUCTS - 0.2%
721	ResMed, Inc.	29,179

	HEALTHCARE-SERVICES - 0.6%
509	Community Health Systems, Inc. *	14,832
1,069	UnitedHealth Group, Inc.	59,233
		74,065
	HOUSEHOLD PRODUCTS & WARES - 2.2%
1,466	Clorox Co.	105,625
826	Jarden Corp.	43,646
850	Kimberly-Clark Corp.	72,913
1,498	Prestige Brands Holdings, Inc. *	25,406
		247,590
	INSURANCE - 3.1%
1,883	ACE Ltd.	142,355
860	Aflac, Inc.	41,177
612	American Financial Group, Inc.	23,195
1,225	First American Fiancial Corp.	26,546
1,455	MetLife, Inc.	50,139
1,450	Protective Life Corp.	38,005
512	Reinsurance Group of America, Inc.	29,629
		351,046
	INTERNET - 0.8%
114	Google, Inc. - Class A *	86,013

	MACHINERY-DIVERSIFIED - 1.4%
708	Cummins, Inc.	65,285
1,196	Deere & Co.	98,658
		163,943

See accompanying notes to financial statements.
Ascendant Balanced Fund
PORTFOLIO OF INVESTMENTS (Continued)
September 30, 2012
Shares		Value
	METAL FABRICATE / HARDWARE - 0.3%
246	Valmont Industries, Inc.	$ 32,349

	MINING - 0.6%
347	AngloGold Ashanti Ltd.	12,162
359	Freeport-McMoRan Copper & Gold, Inc.	14,209
269	Goldcorp., Inc.	12,334
257	Newmont Mining Corp.	14,395
603	Yamana Gold, Inc.	11,523
		64,623
	MISCELLANEOUS MANUFACTURING - 1.6%
7,057	General Electric Co.	160,264
1,283	Hillenbrand, Inc.	23,338
		183,602
	OIL & GAS - 6.4%
184	Anadarko Petroleum Corp.	12,865
193	Apache Corp.	16,689
551	BP PLC - ADR	23,340
460	Canadian Natural Resources Ltd.	14,163
913	Chevron Corp.	106,419
71	CNOOC Ltd. - ADR	14,394
923	ConocoPhillips	52,777
5,877	Denbury Resources, Inc. *	94,972
314	Diamond Offshore Drilling, Inc.	20,664
433	Energen Corp.	22,694
219	EOG Resources, Inc.	24,539
1,073	Exxon Mobil Corp.	98,126
1,752	Halcon Resources Corp. *	12,842
366	HollyFrontier Corp.	15,105
464	Imperial Oil Ltd.	21,358
423	Marathon Oil Corp.	12,508
191	Noble Energy, Inc.	17,708
160	Occidental Petroleum Corp.	13,770
2,114	Phillips 66	98,026
215	Royal Dutch Shell PLC	14,923
758	Suncor Energy, Inc.	24,900
		732,782
	OIL & GAS SERVICES - 0.8%
59	Core Laboratories NV	7,167
332	Dril-Quip, Inc. *	23,864
342	Halliburton Co.	11,522
690	Helix Energy Solutions Group, Inc. *	12,606
304	National Oilwell Varco, Inc.	24,353
154	Oil States International, Inc. *	12,237
		91,749

See accompanying notes to financial statements.
Ascendant Balanced Fund
PORTFOLIO OF INVESTMENTS (Continued)
	September 30, 2012
Shares		Value
	PACKAGING & CONTAINERS - 0.1%
276	Packaging Corp. of America	$ 10,019

	PHARMACEUTICALS - 5.1%
1,208	Abbott Laboratories	82,821
1,939	Eli Lilly & Co.	91,928
972	Johnson & Johnson	66,981
3,575	Merck & Co., Inc.	161,233
693	Omnicare, Inc.	23,541
6,257	Pfizer, Inc.	155,486
		581,990
	PIPELINES - 2.5%
224	Enterprise Products Partners LP	12,006
817	Magellan Midstream Partners LP	71,455
1,786	ONEOK Partners LP	106,267
1,127	Plains All American Pipeline LP	99,401
		289,129
	REAL ESTATE - 0.9%
2,184	WP Carey Inc.	107,016

	REITS - 1.0%
770	Mid-America Apartment Communities, Inc.	50,289
986	Rayonier, Inc.	48,324
702	Weyerhaeuser Co.	18,350
		116,963
	RETAIL - 5.9%
473	Coinstar, Inc. *	21,276
1,735	CVS Caremark Corp.	84,009
5,169	Foot Locker, Inc.	183,500
1,465	Gap, Inc./The	52,418
3,214	Home Depot, Inc.	194,029
508	PetSmart, Inc.	35,042
1,603	TJX Cos., Inc.	71,798
343	Tractor Supply Co.	33,919
		675,991
	SEMICONDUCTORS - 1.5%
5,031	Intel Corp.	114,103
466	QUALCOMM, Inc.	29,120
643	Silicon Laboratories, Inc. *	23,637
		166,860
	SOFTWARE - 2.8%
5,045	CA, Inc.	129,984
972	Fiserv, Inc. *	71,957
4,071	Microsoft Corp.	121,234
		323,175

See accompanying notes to financial statements.
Ascendant Balanced Fund
PORTFOLIO OF INVESTMENTS (Continued)
September 30, 2012
Shares		Value
	TELECOMMUNICATIONS - 2.3%
4,741	AT&T, Inc.	$ 178,736
800	NeuStar, Inc. - Class A *	32,024
1,179	Verizon Communications, Inc.	53,727
		264,487
	TRANSPORTATION - 0.8%
1,495	Norfolk Southern Corp.	95,127

	TRUCKING & LEASING - 0.6%
2,071	TAL International Group, Inc.	70,373

	TOTAL COMMON STOCKS (Cost $6,064,413)	6,871,274

	EXCHANGE TRADED FUNDS - 4.9%
	ASSET ALLOCATION FUND - 2.0%
5,800	SPDR Barclays Capital Convertible Securities ETF	229,564

	COMMODITY FUNDS - 0.3%
377	iShares Silver Trust *	12,622
146	SPDR Gold Shares *	25,115
		37,737
	DEBT FUNDS - 2.6%
2887	SPDR Barclays Capital High Yield Bond ETF	116,115
2,235	Vanguard Short-Term Bond ETF	182,041
		298,156

	TOTAL EXCHANGE TRADED FUNDS (Cost $540,771)	565,457

Principal ($)
	NON-CONVERTIBLE BONDS - 8.6%
	AEROSPACE & DEFENSE - 0.6%
59,000	Lockheed Martin Corp., 7.65% due 5/1/16	71,194

	AGRICULTURE - 0.2%
14,000	Archer-Daniels-Midland Co., 8.375% due 4/15/17	17,975

	BANKS - 1.4%
69,000	Bank of America Corp., 5.125% due 11/15/14	74,236
45,000	Goldman Sachs Group, Inc., 5.250% due 7/27/21	49,569
29,000	Wells Fargo & Co., 5.125% due 9/15/16	32,577
		156,382
	BEVERAGES - 0.3%
28,000	PepsiCo, Inc., 5.00% due 6/1/18	33,211

	ELECTRIC - 0.3%
29,000	Constellation Energy Group, Inc., 4.55% due 6/15/15	31,426

See accompanying notes to financial statements.
Ascendant Balanced Fund
PORTFOLIO OF INVESTMENTS (Continued)
September 30, 2012
Principal ($)		Value

	FOOD - 0.6%
61,000	Nabisco, Inc., 7.55% due 6/15/2015	$ 71,280

	INSURANCE - 0.9%
100,000	Genworth Financial, Inc., 4.95% due 10/1/15	102,760

	IRON & STEEL - 0.7%
68,000	Nucor Corp., 5.75% due 12/1/17	82,527

	OFFICE & BUSINESS EQUIPMENT - 0.6%
63,000	Xerox Corp., 7.20% due 4/1/16	73,081

	PHARMACEUTICALS - 1.0%
28,000	Merck & Co., Inc., 5.00% due 6/30/19	33,721
68,000	Pfizer, Inc., 4.65% due 3/1/18	79,814
		113,535
	RETAIL - 1.1%
103,000	Best Buy Co. Inc., 1.125% due 3/15/16	98,613
29,000	Wal-Mart Stores, Inc., 4.125% due 2/1/19	32,968
		131,581
	TRUCKING & LEASING - 0.9%
103,000	Penske Truck Leasing Co. LP. 144A, 2.50% due 3/15/16	101,892

	TOTAL NON-CONVERTIBLE BONDS (Cost $970,245)	986,844

	CONVERTIBLE BONDS - 20.7%
	AGRICULTURE - 1.1%
128,000	Alliance One International, Inc., 5.500% due 7/15/14	124,000

	AUTO MANUFACTURERS - 1.3%
167,000	Navistar International Corp., 3.00% due 10/15/14	148,943

	AUTO PARTS & EQUIPMENT - 1.2%
152,000	Meritor, Inc., 4.625% due 3/1/26	136,705

	BIOTECHNOLOGY - 0.4%
44,000	Charles River Laboratories International, Inc., 2.25% due 6/15/13	44,908

	COAL - 1.1%
135,000	Alpha Appalachia Holdings, Inc., 3.25% due 8/1/15	125,213

	COMMERCIAL SERVICES - 1.2%
138,000	Live Nation Entertainment, Inc., 2.875% due 7/15/27	136,103

	DIVERSIFIED FINANCIAL SERVICES - 4.0%
142,000	BGC Partners, Inc., 4.500% due 7/15/16	132,237
175,000	Jefferies Group, Inc., 3.875 due 11/1/29	169,531
168,000	Knight Capital Group, Inc., 3.500 due 3/15/15	152,670
		454,438
	ELECTRICAL COMPONENTS & EQUIPMENT - 0.9%
100,000	General Cable Corp., 0.875% due 11/15/13	100,187

See accompanying notes to financial statements.
Ascendant Balanced Fund
PORTFOLIO OF INVESTMENTS (Continued)
September 30, 2012
Principal ($)		Value
	HEALTHCARE-SERVICES - 0.9%
100,000	Brookdale Senior Living, Inc., 2.75% due 6/15/18	110,062

	OIL & GAS - 5.1%
157,000	Chesapeake Energy Corp., 2.50% due 5/15/37	141,791
193,000	Goodrich Petroleum Corp., 5.00% due 10/1/29	181,781
78,000	Penn Virginia Corp., 4.50% due 11/15/12	77,707
194,000	Stone Energy Corp. 144A, 1.75% due 3/1/17	185,634
		586,913
	RETAIL - 1.9%
122,000	Charming Shoppes, Inc., 1.125% due 5/1/14	122,153
90,000	Rite Aid Corp., 8.50% due 5/15/15	94,162
		216,315
	TRANSPORTATION - 1.6%
220,000	DryShips, Inc., 5.00% due 12/1/14	182,875
	TOTAL CONVERTIBLE BONDS (Cost $2,268,003)	2,366,662

	U.S. GOVERNMENT TREASURY OBLIGATIONS - 0.8%
37,000	United States Treasury Inflation Indexed Bonds, 1.375% due 1/15/20	46,889
38,000	United States Treasury Inflation Indexed Bonds, 1.625% due 1/15/18	48,629
	TOTAL U.S. GOVERNMENT TREASURY OBLIGATIONS	95,518
	(Cost $89,491)
Shares
	SHORT-TERM INVESTMENT- 8.1%
	MONEY MARKET FUND- 8.1%
921,604	Dreyfus Cash Management, 0.07% ** (Cost $921,604)	921,604

	TOTAL INVESTMENTS - 103.1% (Cost $10,854,527) (a)	$ 11,807,359
	OTHER ASSETS LESS LIABILITIES - (3.1)%	(353,173)
	NET ASSETS - 100.0%	$ 11,454,186

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $10,872,009 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized Appreciation:	$ 1,004,565
	Unrealized Depreciation:	(69,215)
	Net Unrealized Appreciation:	$ 935,350

* Non-Income producing security.

144A - Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule, except to qualified institutional buyers. At September 30, 2012 securities amounted to $ 287,526 or 2.51% of net assets.

** Money market fund; interest rate reflects seven-day effective yield on September 30, 2012.
ADR - American Depositary Receipt.
REITS - Real Estate Investment Trusts.
See accompanying notes to financial statements.

	Ascendant MultiCap Equity Fund
	PORTFOLIO OF INVESTMENTS
	September 30, 2012
Shares		Value
	COMMON STOCKS - 95.7%
	AEROSPACE & DEFENSE - 1.8%
260	Lockheed Martin Corp.	$ 24,279
259	United Technologies Corp.	20,277
		44,556
	AGRICULTURE - 2.5%
716	Philip Morris International, Inc.	64,397

	AIRLINES - 0.5%
346	Alaska Air Group, Inc. *	12,131

	BANKS - 5.5%
1,388	BB&T Corp.	46,026
2,432	FirstMerit Corp.	35,823
674	Northern Trust Corp.	31,284
245	Prosperity Bancshares, Inc.	10,442
310	Texas Capital Bancshares, Inc. *	15,410
		138,985
	BIOTECHNOLOGY - 0.5%
214	United Therapeutics Corp. *	11,958

	CHEMICALS - 1.6%
156	Ashland, Inc.	11,170
85	CF Industries Holdings, Inc.	18,890
184	Valspar Corp.	10,322
		40,382
	COMMERCIAL SERVICES - 4.3%
105	Alliance Data Systems Corp. *	14,905
383	Automatic Data Processing, Inc.	22,467
503	Deluxe Corp.	15,372
705	Kelly Services, Inc. - Class A	8,883
74	Mastercard, Inc. - Class A	33,410
210	Wright Express Corp. *	14,641
		109,678
	COMPUTERS - 2.8%
88	Apple, Inc.	58,719
399	Synopsys, Inc. *	13,175
		71,894
See accompanying notes to financial statements.
Ascendant MultiCap Equity Fund
PORTFOLIO OF INVESTMENTS (Continued)
September 30, 2012
Shares		Value
	DISTRIBUTION & WHOLESALE - 1.3%
555	Genuine Parts Co.	$ 33,872

	DIVERSIFIED FINANCIAL SERVICES - 1.1%
483	American Express Co.	27,463

	ELECTRIC - 1.7%
840	Pinnacle West Capital Corp.	44,352

	ELECTRICAL COMPONENTS & EQUIPMENT - 0.8%
366	Belden, Inc.	13,498
224	EnerSys, Inc. *	7,905
		21,403
	ELECTRONICS - 1.4%
268	FEI Co.	14,338
345	Thermo Fisher Scientific, Inc.	20,296
		34,634
	FOOD - 3.7%
1,085	Campbell Soup Co.	37,780
989	ConAgra Foods, Inc.	27,287
600	Mondelez International, Inc.	24,810
170	Seneca Foods Corp. - Class A *	5,076
		94,953
	HEALTHCARE-PRODUCTS - 0.4%
256	ResMed, Inc.	10,360

	HEALTHCARE-SERVICES - 1.0%
180	Community Health Systems, Inc. *	5,245
379	UnitedHealth Group, Inc.	21,000
		26,245
	HOUSEHOLD PRODUCTS & WARES - 3.4%
520	Clorox Co.	37,466
275	Jarden Corp.	14,531
309	Kimberly-Clark Corp.	26,506
539	Prestige Brands Holdings, Inc. *	9,141
		87,644
	INSURANCE - 4.9%
666	ACE Ltd.	50,350
304	Aflac, Inc.	14,556
217	American Financial Group, Inc.	8,224
446	First American Financial Corp.	9,665
516	MetLife, Inc.	17,781
514	Protective Life Corp.	13,472
182	Reinsurance Group of America, Inc.	10,532
		124,580
See accompanying notes to financial statements.
Ascendant MultiCap Equity Fund
PORTFOLIO OF INVESTMENTS (Continued)
September 30, 2012
Shares		Value
	INTERNET - 1.2%
40	Google, Inc. - Class A *	$ 30,180

	MACHINERY-DIVERSIFIED - 2.3%
251	Cummins, Inc.	23,145
425	Deere & Co.	35,058
		58,203
	METAL FABRICATE / HARDWARE - 0.5%
87	Valmont Industries, Inc.	11,441

	MINING - 0.9%
128	AngloGold Ashanti Ltd.	4,486
128	Freeport-McMoRan Copper & Gold, Inc.	5,066
95	Goldcorp, Inc.	4,356
91	Newmont Mining Corp.	5,097
213	Yamana Gold, Inc.	4,070
		23,075
	MISCELLANEOUS MANUFACTURING - 2.6%
2,503	General Electric Co.	56,843
456	Hillenbrand, Inc.	8,295
		65,138
	OIL & GAS - 10.2%
65	Anadarko Petroleum Corp.	4,545
69	Apache Corp.	5,966
195	BP PLC - ADR	8,260
162	Canadian Natural Resources Ltd.	4,988
323	Chevron Corp.	37,649
25	CNOOC Ltd. - ADR	5,068
327	ConocoPhillips	18,698
2,106	Denbury Resources, Inc. *	34,033
111	Diamond Offshore Drilling, Inc.	7,305
153	Energen Corp.	8,019
77	EOG Resources, Inc.	8,628
380	Exxon Mobil Corp.	34,751
622	Halcon Resources Corp. *	4,559
130	HollyFrontier Corp.	5,365
164	Imperial Oil Ltd.	7,549
152	Marathon Oil Corp.	4,495
67	Noble Energy, Inc.	6,212
56	Occidental Petroleum Corp.	4,819
751	Phillips 66	34,824
76	Royal Dutch Shell PLC	5,275
269	Suncor Energy, Inc.	8,837
		259,845
See accompanying notes to financial statements.
Ascendant MultiCap Equity Fund
PORTFOLIO OF INVESTMENTS (Continued)
September 30, 2012
Shares		Value
	OIL & GAS SERVICES - 1.3%
20	Core Laboratories NV	$ 2,430
119	Dril-Quip, Inc. *	8,554
121	Halliburton Co.	4,076
244	Helix Energy Solutions Group, Inc. *	4,459
107	National Oilwell Varco, Inc.	8,572
54	Oil States International, Inc. *	4,291
		32,382
	PACKAGING & CONTAINERS - 0.1%
98	Packaging Corp. of America	3,557

	PHARMACEUTICALS - 8.1%
428	Abbott Laboratories	29,344
688	Eli Lilly & Co.	32,618
344	Johnson & Johnson	23,705
1,268	Merck & Co., Inc.	57,187
246	Omnicare, Inc.	8,357
2,220	Pfizer, Inc.	55,167
		206,378
	PIPELINES - 4.0%
79	Enterprise Products Partners LP	4,234
289	Magellan Midstream Partners LP	25,276
633	ONEOK Partners LP	37,663
400	Plains All American Pipeline LP	35,280
		102,453
	REAL ESTATE - 1.5%
774	WP Carey, Inc.	37,926

	REITS - 1.6%
278	Mid-America Apartment Communities, Inc.	18,156
349	Rayonier, Inc.	17,104
249	Weyerhaeuser Co.	6,509
		41,769
	RETAIL - 9.4%
167	Coinstar, Inc. *	7,512
615	CVS Caremark Corp.	29,778
1,832	Foot Locker, Inc.	65,036
528	Gap, Inc./The	18,892
1,141	Home Depot, Inc.	68,882
181	PetSmart, Inc.	12,485
568	TJX Cos, Inc.	25,441
122	Tractor Supply Co.	12,065
		240,091
See accompanying notes to financial statements.
Ascendant MultiCap Equity Fund
PORTFOLIO OF INVESTMENTS (Continued)
September 30, 2012
Shares		Value

	SEMICONDUCTORS - 2.3%
1,784	Intel Corp.	$ 40,461
166	QUALCOMM, Inc.	10,373
228	Silicon Laboratories, Inc. *	8,381
		59,215
	SOFTWARE - 4.5%
1,790	CA, Inc.	46,119
344	Fiserv, Inc. *	25,466
1,444	Microsoft Corp.	43,002
		114,587
	TELECOMMUNICATIONS - 3.7%
1,689	AT&T, Inc.	63,676
263	NeuStar, Inc. - Class A *	10,528
418	Verizon Communications, Inc.	19,048
		93,252
	TRANSPORTATION - 1.3%
530	Norfolk Southern Corp.	33,724

	TRUCKING & LEASING - 1.0%
734	TAL International Group, Inc.	24,941

	TOTAL COMMON STOCKS (Cost $2,111,833)	2,437,644

	EXCHANGE TRADED FUNDS - 1.3%
	COMMODITY FUNDS - 0.5%
133	iShares Silver Trust *	4,453
51	SPDR Gold Shares *	8,773
		13,226
	EQUITY FUNDS - 0.8%
130	iShares Dow Jones Select Dividend Index Fund	7,498
17	iShares S&P MidCap 400 Index Fund	1,678
43	iShares S&P North American Natural Resources Sector Index Fund	1,699
22	iShares S&P SmallCap 600 Index Fund	1,696
52	SPDR S&P 500 ETF Trust	7,484
		20,055

	TOTAL EXCHANGE TRADED FUNDS (Cost $32,120)	33,281

	SHORT-TERM INVESTMENT - 1.4%
	MONEY MARKET FUND - 1.4%
35,365	Dreyfus Cash Management, 0.07% ** (Cost $35,365)	35,365

See accompanying notes to financial statements.
Ascendant MultiCap Equity Fund
PORTFOLIO OF INVESTMENTS (Continued)
September 30, 2012
		Value
	TOTAL INVESTMENTS - 98.4% (Cost $2,179,318) (a)	$ 2,506,290
	OTHER ASSETS LESS LIABILITIES - 1.6%	41,022
	NET ASSETS - 100.0%	$ 2,547,312

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $2,186,980 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized Appreciation:	$ 338,664
	Unrealized Depreciation:	(19,354)
	Net Unrealized Appreciation:	$ 319,310
* Non-Income producing security.
** Money market fund; interest rate reflects seven-day effective yield on September 30, 2012.
ADR - American Depositary Receipt
REITS - Real Estate Investment Trusts

See accompanying notes to financial statements.

The Ascendant Funds
STATEMENTS OF ASSETS AND LIABILITIES
September 30, 2012

	Ascendant Balanced Fund	Ascendant MultiCap Equity Fund
ASSETS
Investment securities:
At cost	$ 10,854,527	$ 2,179,318
At value	$ 11,807,359	$ 2,506,290
Receivable for investments sold	24,224	67,763
Dividends and interest receivable	46,815	4,388
Due from Adviser	-	7,858
Prepaid expenses & other assets	3,644	103
TOTAL ASSETS	11,882,042	2,586,402

LIABILITIES
Payable for investments purchased	398,131	8,959
Investment advisory fees payable	3,835	-
Distribution (12b-1) fees payable	1,269	344
Fees payable to other affiliates	7,086	8,954
Accrued expenses and other liabilities	17,535	20,833
TOTAL LIABILITIES	427,856	39,090
NET ASSETS	$ 11,454,186	$ 2,547,312

Net Assets Consist Of:
Paid in capital [$0 par value, unlimited shares authorized]	$ 10,490,024	$ 2,226,517
Accumulated net investment loss	(3,501)	(5,628)
Accumulated net realized gain/(loss) from security transactions	14,831	(549)
Net unrealized appreciation of investments	952,832	326,972
NET ASSETS	$ 11,454,186	$ 2,547,312
See accompanying notes to financial statements.
The Ascendant Funds
STATEMENTS OF ASSETS AND LIABILITIES
September 30, 2012

	Ascendant Balanced Fund	Ascendant MultiCap Equity Fund

Net Asset Value Per Share:
Class A Shares:
Net Assets	$ 4,576,508	$ 1,540,391
Shares of beneficial interest outstanding	380,795	123,862
Net asset value (Net Assets ÷ Shares Outstanding),
and redemption price per share (a)	$ 12.02	$ 12.44
Maximum offering price per share
(net asset value plus maximum sales charge of 5.75%)	$ 12.75	$ 13.20

Class C Shares:
Net Assets	$ 201,531	$ 16,244
Shares of beneficial interest outstanding	16,853	1,312
Net asset value (Net Assets ÷ Shares Outstanding), offering price
and redemption price per share (a)	$ 11.96	$ 12.38

Class I Shares:
Net Assets	$ 6,676,147	$ 990,677
Shares of beneficial interest outstanding	553,527	79,320
Net asset value (Net Assets ÷ Shares Outstanding), offering price
and redemption price per share (a)	$ 12.06	$ 12.49

(a) Redemptions of shares held less than 30 days may be assessed a redemption fee of 2.00%.

See accompanying notes to financial statements.

The Ascendant Funds
STATEMENTS OF OPERATIONS
For the Period Ended September 30, 2012

	Ascendant Balanced	Ascendant MultiCap
	Fund (a)	Equity Fund (b)
INVESTMENT INCOME
Dividends	$ 152,526	$ 54,137
Interest	55,721	84
Less: Foreign withholding taxes	(416)	(159)
TOTAL INVESTMENT INCOME	207,831	54,062

EXPENSES
Investment advisory fees	93,857	26,696
Distribution (12b-1) fees:
Class A	13,151	4,015
Class C	928	50
Administration fees	64,957	60,579
Transfer agent fees	19,656	18,373
Registration fees	16,613	14,732
Compliance officer fees	15,141	5,939
Shareholder reporting expense	14,108	5,533
Audit fees	13,520	13,520
Legal fees	10,673	6,684
Trustees' fees	5,446	5,613
Custody fees	4,966	4,966
Insurance expense	39	34
Other expenses	4,329	4,329
TOTAL EXPENSES	277,384	171,063

Less: Fees waived and expenses reimbursed by the Adviser	(85,095)	(117,314)

NET EXPENSES	192,289	53,749
NET INVESTMENT INCOME	15,542	313

REALIZED AND UNREALIZED GAIN ON INVESTMENTS
Net realized gain from:
Security transactions	4,134	12,082
Distributions of capital gains from underlying investment companies	3,230	-
Net realized gain	7,364	12,082

Net change in unrealized appreciation on investments	952,832	326,972

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	960,196	339,054

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$ 975,738	$ 339,367

(a) The Ascendant Balanced Fund commenced operations on October 5, 2011.
(b)	The Ascendant MultiCap Equity Fund commenced operations on October 5, 2011.

See accompanying notes to financial statements.

The Ascendant Funds
STATEMENTS OF CHANGES IN NET ASSETS

	Ascendant Balanced		Ascendant MultiCap
	Fund (a)		Equity Fund (b)
	For the		For the
	Period Ended		Period Ended
	September 30, 2012		September 30, 2012
FROM OPERATIONS
Net investment income	$ 15,542		$ 313
Net realized gain from security transactions	4,134		12,082
Distributions of capital gains from underlying investment companies	3,230		-
Net change in unrealized appreciation of investments	952,832		326,972
Net increase in net assets resulting from operations	975,738		339,367

DISTRIBUTIONS TO SHAREHOLDERS
From net realized gains:
Class A	(7,976)		(15,102)
Class C	-	(c)	-
Class I	(1,770)		(4,329)
From net investment income:
Class A	(1,086)		-
Class I	(744)		(100)
Net decrease in net assets from distributions to shareholders	(11,576)		(19,531)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold
Class A	6,677,234		1,958,190
Class C	232,223		15,783
Class I	6,819,814		1,031,885
Net asset value of shares issued in reinvestment of distributions
Class A	8,622		15,102
Class I	2,456		4,422
Payments for shares redeemed
Class A	(2,795,470)		(664,433)
Class C	(35,705)		(80)
Class I	(419,755)		(133,413)
Redemption fee proceeds
Class A	431		16
Class C	4		-
Class I	170		4
Net increase in net assets from shares of beneficial interest	10,490,024		2,227,476

TOTAL INCREASE IN NET ASSETS	11,454,186		2,547,312

NET ASSETS
Beginning of Period	-		-
End of Period*	$ 11,454,186		$ 2,547,312
*Includes accumulated net investment loss of:	$ (3,501)		$ (5,628)
(a) The Ascendant Balanced Fund commenced operations on October 5, 2011.
(b)	The Ascendant MultiCap Equity Fund commenced operations on October 5, 2011.
(c) Less than $1.
See accompanying notes to financial statements.
The Ascendant Funds
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Ascendant Balanced		Ascendant MultiCap
	Fund (a)		Equity Fund (b)
	For the		For the
	Period Ended		Period Ended
	September 30, 2012		September 30, 2012
SHARE ACTIVITY - CLASS A
Shares Sold	619,296		178,084
Shares Reinvested	801		1,396
Shares Redeemed	(239,302)		(55,618)
Net increase in shares of beneficial interest outstanding	380,795		123,862

SHARE ACTIVITY - CLASS C
Shares Sold	19,943		1,318
Shares Redeemed	(3,090)		(6)
Net increase in shares of beneficial interest outstanding	16,853		1,312

SHARE ACTIVITY - CLASS I
Shares Sold	588,870		89,906
Shares Reinvested	228		408
Shares Redeemed	(35,571)		(10,994)
Net increase in shares of beneficial interest outstanding	553,527		79,320

(a)	The Ascendant Balanced Fund commenced operations on October 5, 2011.
(b)	The Ascendant MultiCap Equity Fund commenced operations on October 5, 2011.

See accompanying notes to financial statements.

Ascendant Balanced Fund
FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Period

		Class A		Class C		Class I
		Period Ended		Period Ended		Period Ended
		September 30,		September 30,		September 30,
		2012 (1)		2012 (1)		2012 (1)
Net asset value, beginning of period		$ 10.00		$ 10.00		$ 10.00

Activity from investment operations:
	Net investment income (loss) (2)	0.01		(0.07)		0.04
	Net realized and unrealized
	gain on investments	2.03		2.05		2.05
Total from investment operations		2.04		1.98		2.09

Less distributions from:
	Net investment income	(0.00)	(3)	-		(0.01)
	Net realized gains	(0.02)		(0.02)		(0.02)
Total distributions		(0.02)		(0.02)		(0.03)

Paid-in-Capital From Redemption Fees (2)		0.00	(3)	0.00	(3)	0.00	(3)

Net asset value, end of period		$ 12.02		$ 11.96		$ 12.06

Total return (4)(8)		20.41%		19.79%		20.87%

Net assets, at end of period (000s)		$ 4,577		$ 202		$ 6,676

Ratio of gross expenses to average
	net assets (5)(6)(7)	3.35%		4.10%		3.10%
Ratio of net expenses to average
	net assets (6)(7)	2.35%		3.10%		2.10%
Ratio of net investment income (loss)
	to average net assets (6)(7)(9)	0.10%		(0.65)%		0.35%

Portfolio Turnover Rate (8)		150%		150%		150%

(1)	The Ascendant Balanced Fund's Class A, Class C and Class I shares commenced operations October 5, 2011.
(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(3)	Amount represents less than $0.01 per share.
(4)

Total returns shown are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any, and exclude the effect of applicable sales charges and redemption fees. Had the Adviser not waived a portion of its fees, total returns would have been lower.

(5)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.
(6)	Annualized.
(7)	Does not include the expenses of other investment companies in which the Fund invests.
(8)	Not annualized.
(9)	Recognition of net investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.
See accompanying notes to financial statements.

Ascendant MultiCap Equity Fund
FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Period

		Class A		Class C	Class I
		Period Ended		Period Ended	Period Ended
		September 30,		September 30,	September 30,
		2012 (1)		2012 (1)	2012 (1)
Net asset value, beginning of period		$ 10.00		$ 10.00	$ 10.00

Activity from investment operations:
	Net investment income (loss) (2)	(0.01)		(0.10)	0.02
	Net realized and unrealized
	gain on investments	2.57		2.60	2.59
Total from investment operations		2.56		2.50	2.61

Less distributions from:
	Net investment income	-		-	(0.00)	(3)
	Net realized gains	(0.12)		(0.12)	(0.12)
Total distributions		(0.12)		(0.12)	(0.12)

Paid-in-Capital From Redemption Fees (2)		0.00	(3)	-	0.00	(3)

Net asset value, end of period		$ 12.44		$ 12.38	$ 12.49

Total return (4)(8)		25.75%		25.14%	26.28%

Net assets, at end of period (000s)		$ 1,540		$ 16	$ 991

Ratio of gross expenses to average
	net assets (5)(6)(7)	7.45%		8.20%	7.20%
Ratio of net expenses to average
	net assets (6)(7)	2.40%		3.15%	2.15%
Ratio of net investment income (loss)
	to average net assets (6)(7)(9)	(0.06)%		(0.81)%	0.19%

Portfolio Turnover Rate (8)		158%		158%	158%

(1)	The Ascendant MultiCap Equity Fund's Class A, Class C and Class I shares commenced operations October 5, 2011.
(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(3)	Amount represents less than $0.01 per share.
(4)

Total returns shown are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any, and exclude the effect of applicable sales charges and redemption fees. Had the Adviser not waived a portion of its fees, total returns would have been lower.

(5)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.
(6)	Annualized for periods less than one full year.
(7)	Does not include the expenses of other investment companies in which the Fund invests.
(8)	Not annualized.
(9)	Recognition of net investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

The Ascendant Funds

NOTES TO FINANCIAL STATEMENTS

September 30, 2012

1.

ORGANIZATION

The Ascendant Balanced Fund (“ABF”) and Ascendant MultiCap Equity Fund (“AMEF”), are each a diversified series of shares of beneficial interest of Northern Lights Fund Trust (the “Trust”), a statutory trust organized under the laws of the State of Delaware on January 19, 2005, and are registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as open-end management investment companies. ABF seeks total return from income and growth of capital. AMEF seeks growth of capital.

The Funds currently offer Class A, Class C and Class I shares. Class A shares are offered at net asset value plus a maximum sales charge of 5.75%.   Class C and Class I shares are offered at net asset value.   Each class represents an interest in the same assets of the Fund and classes are identical except for differences in their sales charge structures and ongoing service and distribution charges.   All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans.   The Funds’ income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

2.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements.  The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

Security Valuation – Securities, including exchange traded funds, listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the last bid price on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost.  Investments in open-end investment companies are valued at net asset value.

If market quotations are not readily available or if the Adviser believes the market quotations are not reflective of market value, securities will be valued at their fair market value as determined in good

The Ascendant Funds

NOTES TO FINANCIAL STATEMENTS (Continued)

September 30, 2012

 faith by the Trust’s Fair Value Committee and in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”). The Board will review the fair value method in use for securities requiring a fair market value determination at least quarterly.  The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.

The Funds utilize various methods to measure fair value of all of their investments on a recurring basis.   GAAP establishes the hierarchy that prioritizes inputs to valuation methods.   The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of September 30, 2012 for the Funds’ assets and liabilities measured at fair value:

The Ascendant Funds

NOTES TO FINANCIAL STATEMENTS (Continued)

September 30, 2012

Ascendant Balanced Fund
Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	$ 6,871,274	$ -	$ -	$ 6,871,274
Exchange Traded Funds	565,457	-	-	565,457
Non-Convertible Bonds	-	986,844		986,844
Convertible Bonds	-	2,366,662	-	2,366,662
U.S. Government Treasury Obligations	-	95,518	-	95,518
Short-Term Investment	921,604	-	-	921,604
Total	$ 8,358,335	$ 3,449,024	$ -	$ 11,807,359

Ascendant MultiCap Equity Fund
Assets*	Level 1	Level 2	Level 3	Total
Common Stocks	$ 2,437,644	$ -	$ -	$ 2,437,644
Exchange Traded Funds	33,281	-	-	33,281
Short-Term Investment	35,365	-	-	35,365
Total	$ 2,506,290	$ -	$ -	$ 2,506,290

There were no transfers in to or out of Level 1 and Level 2 during the current period presented. It is the Funds’ policy to recognize transfers in to or out of Level 1 and Level 2 at the end of the reporting period.

The Funds did not hold any Level 3 securities during the period.

* See Portfolio of Investments for industry classification.

Security Transactions and Related Income – Security transactions are accounted for on trade date. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends and Distributions to Shareholders – Dividends from net investment income, if any, are declared and paid annually. Distributable net realized capital gains, if any, are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions to shareholders are recorded on ex-dividend date.

Federal Income Taxes – The Funds intend to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of their

The Ascendant Funds

NOTES TO FINANCIAL STATEMENTS (Continued)

September 30, 2012

taxable income to their shareholders.  Therefore, no provision for Federal income tax is required.  The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities.   Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions expected to be taken in the Funds’ 2012 tax returns. The Funds have identified their major tax jurisdictions as U.S. Federal, Nebraska and foreign jurisdictions where the Funds make significant investments; however, the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Exchange Traded Funds – The Funds may invest in exchange traded funds (“ETFs”).  ETFs are a type of index fund bought and sold on a securities exchange.  An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. The Funds may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities.  The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile.  Additionally, ETFs have fees and expenses that reduce their value.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund.  Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable (as determined by the Board), taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust.  Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred.  However, based on experience, the Funds expect the risk of loss due to these warranties and indemnities to be remote.

3.

INVESTMENT TRANSACTIONS

For the period ended September 30, 2012, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments and U.S. Government Securities, amounted to $22,717,139 and $12,867,200, respectively, for ABF. For the period ended September 30, 2012, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments, amounted to $5,847,604 and $3,715,680, respectively, for AMEF.

4.

INVESTMENT ADVISORY AGREEMENT / TRANSACTIONS WITH AFFILIATES

The business activities of the Funds are overseen by the Board, which is responsible for the overall management of the Funds. Ascendant Advisors, LLC serves as the Funds’ Investment Adviser (the

The Ascendant Funds

NOTES TO FINANCIAL STATEMENTS (Continued)

September 30, 2012

“Adviser”). The Funds have employed Gemini Fund Services, LLC (“GFS”) to provide administration, fund accounting, and transfer agent services. A Trustee and certain officers of the Funds are also officers of GFS, and are not paid any fees directly by the Funds for serving in such capacities. Pursuant to an Advisory Agreement with the Funds, the Adviser, under the oversight of the Board, directs the daily operations of the Funds and supervises the performance of administrative and professional services provided by others.  As compensation for its services and the related expenses borne by the Adviser, the Funds pay the Adviser a management fee, computed and accrued daily and paid monthly, at an annual rate of 1.10% of ABF and 1.15% of AMEF average daily net assets.

Pursuant to a written contract (the “Waiver Agreement”), the Adviser has agreed, at least until January 31, 2013, to waive a portion of its advisory fee and has agreed to reimburse ABF and AMEF for other expenses to the extent necessary so that the total expenses incurred by the Funds (excluding taxes, leverage interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expense on securities sold short, or extraordinary expenses, such as litigation, not incurred in the ordinary course of the Funds’ business) do not exceed the following:

	Class A	Class C	Class I
ABF	2.35%	3.10%	2.10%
AMEF	2.40%	3.15%	2.15%

These amounts will herein be referred to as the "expense limitations" and are based upon a per annum of the Funds’ average daily net assets.  For the period ended September 30, 2012, the Adviser waived fees and reimbursed expenses in the amount of $85,095 for ABF and $117,314 for AMEF.

If the Adviser waives any fee or reimburses any expenses pursuant to the Waiver Agreement, and any Fund’s operating expenses are subsequently lower than their respective expense limitation, the Adviser shall be entitled to reimbursement by the Fund(s) provided that such reimbursement does not cause that Fund's operating expenses to exceed the respective expense limitation. If any Fund's operating expenses subsequently exceed the respective expense limitation, the reimbursements for such Fund(s) shall be suspended. The Adviser may seek reimbursement only for expenses waived or paid by it during the three fiscal years prior to such reimbursement; provided, however, that such expenses may only be reimbursed to the extent they were waived or paid after the date of the Waiver Agreement (or any similar agreement). The Board may terminate this expense reimbursement arrangement at any time.

The following amounts are subject to recapture by the funds by the following dates:

9/30/2015
ABF	$ 85,095
AMEF	$ 117,314

During the period ended September 30, 2012, AWM Services, LLC, a registered broker/dealer and an affiliate of the Funds executed trades on behalf of the Funds.  AWM Services, LLC received $26,695 from ABF and $9,204 from AMEF in brokerage commissions.

The Ascendant Funds

NOTES TO FINANCIAL STATEMENTS (Continued)

September 30, 2012

Distributor- The Board has adopted a Distribution Plan and Agreement pursuant to Rule 12b-1 under the 1940 Act (the “Plan”). The Plan provides that a monthly service and/or distribution fee is calculated by the Funds at an annual rate of 0.25% of the average daily net assets of each Fund’s Class A shares and an annual rate of 1.00% of the average daily net assets of each Fund’s Class C shares. The Funds will pay Northern Lights Distributors, LLC (the “Distributor”), to provide compensation for ongoing distribution-related activities or services and/or maintenance of the Funds’ shareholder accounts, not otherwise required to be provided by the Adviser.  The Plan is a compensation plan, which means that compensation is provided regardless of 12b-1 expenses incurred.

The Distributor acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares.  The Distributor is an affiliate GFS. On sales of ABF’s Class A shares for the period ended September 30, 2012, the Distributor received $862 from front-end sales charges of which $112 was retained by the principal underwriter or other affiliated broker-dealers.  On sales of AMEF’s Class A shares for the period ended September 30, 2012, the Distributor received $0 from front-end sales charges of which $0 was retained by the principal underwriter or other affiliated broker-dealers.

Trustees- Effective April 1, 2012, with the approval of the Board, the Funds pay a pro rata share of a total fee of $21,500 per quarter for the Northern Lights Fund Trust to each Trustee who is not affiliated with the Trust or Adviser. Previously, the Funds paid their pro rata share of a total fee of $17,500 per quarter for the Northern Lights Fund Trust to each Trustee who is not affiliated with the Trust or Adviser. The Funds pay the chairperson of the Audit committee and the Lead Independent Trustee a pro rata share of an additional $2,000 per quarter. The “interested persons” who serve as Trustees of the Trust receive no compensation for their services as Trustees.  None of the executive officers receive compensation from the Trust.

Pursuant to separate servicing agreements with GFS, The Funds pay GFS customary fees for providing administration, fund accounting, transfer agency and custody administration services to the Funds. GFS provides a Principal Executive Officer and a Principal Financial Officer to the Funds.

In addition, certain affiliates of GFS provide ancillary services to the Funds as follows:

Northern Lights Compliance Services, LLC (“NLCS”)- NLCS, an affiliate of GFS, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Funds.

GemCom, LLC (“GemCom”)- GemCom, an affiliate of GFS, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis. For the provision of these services, GemCom receives customary fees from the Funds.

The Ascendant Funds

NOTES TO FINANCIAL STATEMENTS (Continued)

September 30, 2012

5. DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions paid during the period ended September 30, 2012 were as follows:

Fiscal Period Ended September 30, 2012
	Ordinary	Long-Term
	Income	Capital Gain	Total
ABF	$ 11,576	$ -	$ 11,576
AMEF	19,531	-	19,531

As of September 30, 2012, the components of accumulated earnings/(deficit) on a tax basis were as follows:

	Undistributed	Undistributed	Capital Loss	Post October	Unrealized	Total
	Ordinary	Long-Term	Carry	& Late Year	Appreciation/	Accumulated
	Income	Gains	Forwards	Losses	(Depreciation)	Earnings/(Deficits)
ABF	$ 25,813	$ 5,065	$ -	$ (2,066)	$ 935,350	$ 964,162
AMEF	6,661	722	-	(5,898)	319,310	320,795

The difference between book basis and tax basis unrealized appreciation, undistributed ordinary income and accumulated net realized gain/(loss) from security transactions is primarily attributable to the tax deferral of losses on wash sales, the tax treatment of short-term capital gains and adjustments for partnerships.

Late year losses incurred after December 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes.  The Funds incurred and elected to defer such late year losses as follows:

Late Year
Losses
ABF	$ 2,066
AMEF	5,898

Permanent book and tax differences, primarily attributable to the tax treatment of net operating losses, resulted in reclassification for the period ended September 30, 2012 as follows:

	Paid in	Accumulated Net	Accumulated Net Realized Gain/(Loss)
	Capital	Investment Loss	from Security Transactions
ABF	$ -	$ (17,213)	$ 17,213
AMEF	(959)	(5,841)	6,800

6.

NEW ACCOUNTING PRONOUNCEMENTS

In May 2011, the FASB issued ASU No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in GAAP and the International Financial Reporting Standards (“IFRSs”).” ASU No. 2011-04 amends FASB ASC Topic 820, Fair Value Measurements and Disclosures, to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP and IFRSs. ASU No. 2011-04 is effective for fiscal years beginning after December 15, 2011 and for interim periods within those fiscal years.

In December 2011, FASB issued ASU No. 2011-11 related to disclosures about offsetting assets and liabilities. The amendments in this ASU require an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position.  The ASU is effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. The guidance requires retrospective application for all comparative periods presented.

Management is currently evaluating the impact these amendments may have on the Funds’ financial statements.

The Ascendant Funds

NOTES TO FINANCIAL STATEMENTS (Continued)

September 30, 2012

7.

REDEMPTION FEES

The Funds may assess a short-term redemption fee of 2.00% of the total redemption amount if a shareholder sells their shares after holding them for less than 30 days. The redemption fee is paid directly to the specific Fund in which the short-term redemption fee occurs.  For the period ended September 30, 2012, ABF and AMEF assessed $605 and $20, respectively, in redemption fees.

8.

SUBSEQUENT EVENTS

The Funds are required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the Statements of Assets and Liabilities. For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Funds are required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made. Management has evaluated subsequent events through the issuance of these financial statements and has noted no such events.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of Ascendant Balanced Fund and Ascendant MultiCap Equity Fund and

Board of Trustees of Northern Lights Fund Trust

We have audited the accompanying statements of assets and liabilities of Ascendant Balanced Fund and Ascendant MultiCap Equity Fund, each a series of shares of beneficial interest of Northern Lights Fund Trust (the “Funds”), including the portfolios of investments, as of September 30, 2012, and the related statements of operations and changes in net assets and the financial highlights for the period October 5, 2011 (commencement of operations) through September 30, 2012. These financial statements and financial highlights are the responsibility of the Funds’ management.  Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements.  Our procedures included confirmation of securities owned as of September 30, 2012 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Ascendant Balanced Fund and Ascendant MultiCap Equity Fund as of September 30, 2012, and the results of their operations, the changes in their net assets and their financial highlights for the period October 5, 2011 through September 30, 2012, presented in conformity with accounting principles generally accepted in the United States of America.

BBD, LLP

Philadelphia, Pennsylvania

November 29, 2012

The Ascendant Funds

EXPENSE EXAMPLES (Unaudited)

September 30, 2012

As a shareholder of Ascendant Balanced Fund and Ascendant MultiCap Equity Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) and redemption fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in Ascendant Balanced Fund and Ascendant MultiCap Equity Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2012 through September 30, 2012.

Actual Expenses

The “Actual Expenses” line in the table below provides information about actual account values and actual expenses.  You may use the information below together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on The Ascendant Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which are not the Funds’ actual returns.  The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or redemption fees.  Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

Actual	Beginning Account Value 4/1/12	Ending Account Value 9/30/12	Expenses Paid During Period 4/1/12 – 9/30/12*	Expense Ratio During Period 4/1/12 – 9/30/12**
Ascendant Balanced Fund:
Class A	$1,000.00	$1,006.70	$ 11.79	2.35%
Class C	1,000.00	1,003.40	15.53	3.10%
Class I	1,000.00	1,007.50	10.54	2.10%
Ascendant MultiCap Equity Fund: Class A	$1,000.00	$1,016.30	$ 12.10	2.40%
Class C	1,000.00	1,013.10	15.85	3.15%
Class I	1,000.00	1,017.10	10.84	2.15%

The Ascendant Funds

EXPENSE EXAMPLES (Unaudited)(Continued)

September 30, 2012

Hypothetical (5% return before Expenses)	Beginning Account Value 4/1/12	Ending Account Value 9/30/12	Expenses Paid During Period 4/1/12 – 9/30/12*	Expense Ratio During Period 4/1/12 –9/30/12**
Ascendant Balanced Fund:
Class A	$1,000.00	$1,013.25	$ 11.83	2.35%
Class C	1,000.00	1,009.50	15.57	3.10%
Class I	1,000.00	1,014.50	10.58	2.10%
Ascendant MultiCap Equity Fund: Class A	$1,000.00	$1,013.00	$ 12.08	2.40%
Class C	1,000.00	1,009.25	15.82	3.15%
Class I	1,000.00	1,014.25	10.83	2.15%

*  Expenses are equal to the average account value over the period, multiplied by the Funds’ annualized expense ratio, multiplied by the number of days in the period (183) days for each Fund’s divided by the number of days in the fiscal year (366).

** Annualized.

The Ascendant Funds

SUPPLEMENTAL INFORMATION (Unaudited)

September 30, 2012

Approval of Advisory Agreement – Ascendant Balanced Fund, Ascendant Natural Resources Fund, and Ascendant Multi-Cap Equity Fund

In connection with a regular meeting held on May 18, 2011 the Board of Trustees (the “Board”) of the Northern Lights Fund Trust (the “Trust”), including a majority of the Trustees who are not interested persons of the Trust or interested persons to the investment advisory agreement (the “Independent Trustees”), discussed the approval of an investment advisory agreement (the “Advisory Agreement”) between Ascendant Advisory, LLC ( the “Adviser”) and the Trust, on behalf of Ascendant Balanced Fund, Ascendant Natural Resources Fund, and Ascendant Multi-Cap Equity Fund (each a “Fund” or collectively the “Funds”).  In considering the proposed Advisory Agreement, the Board received materials related to the Advisory Agreement. These materials included: (a) information on the investment performance of the Adviser; (b) arrangements in respect of the distribution of the Fund’s shares; and (c) the resources available with respect to compliance with the Fund’s investment policies and restrictions and with policies on personal securities transactions.

In their consideration of the proposed Advisory Agreement, the Board did not identify any single factor as controlling, and the following summary does not detail all the matters considered. Matters considered by the Board, including the Independent Trustees, in connection with its approval of the Advisory Agreement include the following:

Nature, Extent and Quality of Services.  A presentation was given by representatives of the Adviser regarding each Fund’s investment objective and investment strategies.  The Trustees discussed the extent of the Adviser’s research capabilities and the experience of its fund management personnel.  The Trustees, including the Independent Trustees, concluded that the Adviser has the ability to provide a level of service consistent with the Board’s expectations.

 Performance.  Because the Funds have not yet commenced operations, the Trustees could not consider investment performance of the Funds.  However, the Board considered the past performance of the Adviser and composite past performance figures for its separate accounts using strategies what would mirror the strategies used for the Funds  The Board also reviewed other factors relating to the Adviser’s track record. The Board noted that the Adviser’s investment decisions are based heavily on a proprietary, quantitative process developed by the Adviser. The Board, including the Independent Trustees, concluded that the Adviser’s has potential to deliver favorable performance.

 Fees and Expenses.  The Board noted that the Adviser would charge a 1.10% annual advisory fee, based on the average net assets, to the Balanced Fund, 1.35% annual advisory fee, based on average net assets, to the Natural Resources Fund, and 1.15%, based on average net assets, to the Multi-Cap Equity Fund.  The Trustees, including the Independent Trustees, concluded that each Fund’s advisory fee, as well as its overall expense ratio, was acceptable in light of the quality of the services the Funds expected to receive from the Adviser and the level of fees paid by a peer group of other similarly managed mutual funds.

Economies of Scale. The Board, including the Independent Trustees, considered whether there will be economies of scale with respect to the management of the Funds and whether there is potential for realization of any further economies of scale.  It was the consensus of the Board, including the Independent Trustees, that based on the anticipated size of Funds for the initial two years of its Advisory Agreement, economies of scale was not a relevant consideration at this time.

 Profitability.  The Board considered the anticipated profits to be realized by the Adviser in connection with the operation of the Funds, based on the materials provided to the Board, and whether the amount of profit is a fair entrepreneurial profit for the management of the Funds. They also considered the profits to be realized by the Adviser from other activities related to the Funds. The Trustees , including the Independent Trustees, concluded that because of the Funds’ expense limitation agreement s and their expected asset levels, they were satisfied that the Adviser’s level of profitability from its relationship with the Funds would not be excessive.

 Conclusion.  Having requested and received such information from the Adviser as the Board believed to be reasonably necessary to evaluate the terms of the proposed Advisory Agreement, and as assisted by the advice of independent counsel, the Board, including the Independent Trustees, concluded that the advisory fee structure is fair and reasonable and that approval of the Advisory Agreement is in the best interests of the Trust and the shareholders of the Funds.

856467.1

The Ascendant Funds

SUPPLEMENTAL INFORMATION (Unaudited)

September 30, 2012

This chart provides information about the Trustees and Officers who oversee the Fund. Officers elected by the Trustees manage the day‐to‐day operations of the Fund and execute policies formulated by the Trustees. The address of each Trustee and Officer is 17605 Wright Street, Suite 2, Omaha, Nebraska 68130, unless otherwise noted.

Independent Trustees

Name, Address and Year of Birth	Position/Term of Office*	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex** Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years

Anthony J. Hertl Born in 1950	Trustee Since 2005	Consultant to small and emerging businesses (since 2000).	97

AdvisorOne Funds (12 portfolios) (since 2004); Ladenburg Thalmann Alternative Strategies Fund (since June 2010); Satuit Capital Management Trust; The Z-Seven Fund, Inc. (2007 – May, 2010), Greenwich Advisers Trust (2007- February 2011) and Global Real Estate Fund; Northern Lights Variable Trust (since 2006)

Gary W. Lanzen Born in 1954	Trustee Since 2005	Founder and President, Orizon Investment Counsel, LLC (since 2000); Chief Investment Officer (2006 -2010); Partner, Orizon Group, Inc. (a financial services company) (2002-2006).	97	AdvisorOne Funds (12 portfolios) (since 2003); Ladenburg Thalmann Alternative Strategies Fund (since 2010); Northern Lights Variable Trust (since 2006)
Mark H. Taylor Born in 1964	Trustee Since 2007	Professor, Department of Accountancy, Weatherhead School of Management, Case Western Reserve University (since 2009); John P. Begley Endowed Chair in Accounting, Creighton University (2002 – 2009); Member Auditing Standards Board, AICPA (since 2008).	100

Ladenburg Thalmann Alternative Strategies Fund (since 2010); Lifetime Achievement Mutual Fund, Inc.  (LFTAX) (Director and Audit Committee Chairman) (2007-2012); NLFT III (since February 2012); Northern Lights Variable Trust (since 2007)

John V. Palancia Born in 1954	Trustee Since 2011	Retired (since 2011). Formerly, Director of Futures Operations, Merrill Lynch, Pierce, Fenner & Smith Inc. (1975-2011).	100	Northern Lights Variable Trust (since 2011); NLFT III (since February 2012); Ladenburg Thalmann Alternative Strategies Fund (since 2012)

Interested Trustees and Officers

The Ascendant Funds

SUPPLEMENTAL INFORMATION (Unaudited) (Continued)

September 30, 2012

Name, Address and Year of Birth	Position/Term of Office*	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex ** Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years

Michael Miola*** Born in 1952	Trustee Since 2005	Co-Owner and Co-Managing Member of NorthStar Financial Services Group, LLC; Manager of Gemini Fund Services, LLC; Orion Adviser Services, LLC, CLS Investments, LLC, GemCom, LLC and Northern Lights Compliance Services, LLC (since 2003).	97	AdvisorOne Funds (12 portfolios) (2003-2012); Ladenburg Thalmann Alternative Strategies Fund (since 2010); Constellation Trust Co.; Northern Lights Variable Trust (since 2006)
Andrew Rogers 450 Wireless Blvd. Hauppauge, NY 11788 Born in 1969	President Since 2006

Chief Executive Officer, Gemini Fund Services, LLC (since 2012); President and Manager, Gemini Fund Services, LLC (2006 - 2012); Formerly Manager, Northern Lights Compliance Services, LLC (2006 – 2008); and President and Manager, GemCom LLC (2004 - 2011).

			N/A	N/A
Kevin E. Wolf 450 Wireless Blvd. Hauppauge, NY 11788 Born in 1969	Treasurer Since 2006	President, Gemini Fund Services, LLC (since 2012); Director of Fund Administration, Gemini Fund Services, LLC (2006 - 2012); and Vice-President, GemCom, LLC (since 2004).	N/A	N/A
James P. Ash 450 Wireless Blvd. Hauppauge, NY 11788 Born in 1976	Secretary Since 2011

Senior Vice President, Gemini Fund Services, LLC (since 2012); Vice President, Gemini Fund Services, LLC (2011 - 2012); Director of Legal Administration, Gemini Fund Services, LLC (2009 - 2011); Assistant Vice President of Legal Administration, Gemini Fund Services, LLC (2008 - 2011).

			N/A	N/A

Interested Trustees and Officers

The Ascendant Funds

SUPPLEMENTAL INFORMATION (Unaudited)(Continued)

September 30, 2012

Name, Address and Year of Birth	Position/Term of Office*	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex ** Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years

Lynn Bowley Born in 1958	Chief Compliance Officer Since 2007	Compliance Officer of Northern Lights Compliance Services, LLC (since 2007); Vice President of Investment Support Services for Mutual of Omaha Companies (2002 – 2006).	N/A	N/A

* The term of office for each Trustee and officer listed above will continue indefinitely until the individual resigns or is removed.

** The term “Fund Complex” includes the Northern Lights Fund Trust (“NLFT”), Northern Lights Fund Trust III (“NLFT III”) and the Northern Lights Variable Trust (“NLVT”).

*** Michael Miola is an “interested person” of the Trust as that term is defined under the 1940 Act, because of his affiliation with Gemini Fund Services, LLC, (the Trust’s Administrator, Fund Accountant, Transfer Agent) and Northern Lights Distributors, LLC (the Funds’ Distributor).

The Fund’s Statement of Additional Information includes additional information about the Trustees and is available free of charge, upon request, by calling toll-free at 1-855-527-2363.

7/31/12-Vs 1

PRIVACY NOTICE

NORTHERN LIGHTS FUND TRUST

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?

Financial companies choose how they share your personal information.  Federal law gives consumers the right to limit some, but not all sharing.  Federal law also requires us to tell you how we collect, share, and protect your personal information.  Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

•

Social Security number and wire transfer instructions

•

account transactions and transaction history

•

investment experience and purchase history
When you are no longer our customer, we continue to share your information as described in this notice.

How?

All financial companies need to share customers’ personal information to run their everyday business.  In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Fund Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Northern Lights Fund Trust share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For nonaffiliates to market to you	NO	We don’t share

QUESTIONS?	Call 1-402-493-4603

PRIVACY NOTICE

NORTHERN LIGHTS FUND TRUST

What we do:
How does Northern Lights Fund Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law.  These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Fund Trust collect my personal information?

We collect your personal information, for example, when you

•

open an account or deposit money

•

direct us to buy securities or direct us to sell your securities

•

seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

•

sharing for affiliates’ everyday business purposes – information about your creditworthiness.

•

affiliates from using your information to market to you.

•

sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. • Northern Lights Fund Trust has no affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. • Northern Lights Fund Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. • Northern Lights Fund Trust does not jointly market.

PROXY VOTING POLICY

Information regarding how each Fund voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that each Fund uses to determine how to vote proxies is available without charge, upon request, by calling 1-855-527-2363 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

Each Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-855-527-2363.

INVESTMENT ADVISOR

Ascendant Advisors, LLC

Four Oaks Place

1330 Post Oaks Blvd., Suite 1550

Houston, TX 77056

ADMINISTRATOR

Gemini Fund Services, LLC

450 Wireless Blvd.

Hauppauge, New York 11788

Item 2. Code of Ethics.

(a)

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)

For purposes of this item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1)

Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

(2)

Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3)

Compliance with applicable governmental laws, rules, and regulations;

(4)

The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5)

Accountability for adherence to the code.

(c)

Amendments:  During the period covered by the report, there have not been any amendments to the provisions of the code of ethics.

(d)

Waivers:  During the period covered by the report, the registrant has not granted any express or implicit waivers from the provisions of the code of ethics.

(e)         The Code of Ethics is not posted on Registrant’ website.

(f)          A copy of the Code of Ethics is attached as an exhibit.

Item 3. Audit Committee Financial Expert.

(a)(1)ii

The board of directors of the fund has determined that the fund does not have an audit committee financial expert serving on its audit committee.

(a)(2) Not applicable.

(a)(3)   In this regard, no member of the audit committee was identified as having all of the required technical attributes identified in instruction 2 (b) to item 3 of Form N-CSR to qualify as an “audit committee financial expert,” whether through the type of specialized education or experience required by that instruction.   At this time, the board believes the experience provided by each member of the audit committee collectively offers the fund adequate oversight by its audit committee given the fund’s level of financial complexity.   The board will from time to time reexamine such belief.

Item 4. Principal Accountant Fees and Services.

(a)

Audit Fees

2012 - $ 23,000

(b)

Audit-Related Fees

2012 – None

(c)

Tax Fees

2012 – $ 4,000

Preparation of Federal & State income tax returns, assistance with calculation of required income, capital gain and excise distributions and preparation of Federal excise tax returns.

(d)

All Other Fees

2012 - None

 (e)

(1)

Audit Committee’s Pre-Approval Policies

The registrant’s Audit Committee is required to pre-approve all audit services and, when appropriate, any non-audit services (including audit-related, tax and all other services) to the registrant.  The registrant’s Audit Committee also is required to pre-approve, when appropriate, any non-audit services (including audit-related, tax and all other services) to its adviser, or any entity controlling, controlled by or under common control with the adviser that provides ongoing services to the registrant, to the extent that the services may be determined to have an impact on the operations or financial reporting of the registrant.  Services are reviewed on an engagement by engagement basis by the Audit Committee.

(2)

Percentages of Services Approved by the Audit Committee

2012

Audit-Related Fees:       0.00%

Tax Fees:

             0.00%

All Other Fees:

0.00%

(f)

During the audit of registrant's financial statements for the most recent fiscal year, less than 50 percent of the hours expended on the principal accountant's engagement were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g)

The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant:

2012 - $ 4,000

(h)

The registrant's audit committee has considered whether the provision of non-audit services to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant's independence.

Item 5. Audit Committee of Listed Companies.  Not applicable to open-end investment companies.

Item 6.  Schedule of Investments.  See Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable to open-end investment companies.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.  Not applicable to open-end investment companies.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable to open-end investment companies.

Item 10.  Submission of Matters to a Vote of Security Holders.  None

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

Code of Ethics herewith.

(a)(2)

Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3)

Not applicable for open-end investment companies.

(b)

Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

12/7/12

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Andrew B. Rogers

        Andrew B. Rogers, President

Date

12/7/12

By (Signature and Title)

/s/ Kevin E. Wolf

       Kevin E. Wolf, Treasurer

Date

12/7/12